UNIFIED SERIES TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

July 31, 2020

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:      Unified Series Trust (“Registrant”) (SEC File Nos. 811-21237 and 333-100654)

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 495 (“PEA No. 495”) to the Registration Statement on Form N-1A for the FCI Bond Fund, to become effective on October 1, 2020.

This PEA No. 495 is filed to reflect changes in the Principal Investment Strategies and Principal Risks of the Fund, and to reflect an increase in the expense cap to be effective October 1, 2020. Prior to filing this PEA No. 495, we filed a 497 reflecting the change in investment adviser Channel Investment Partners LLC, change in Fund name to Channel Short Duration Income Fund, change in Ticker to CPSIX and reduction in minimum initial investment to $2,500. Those changes were effective August 1, 2020 as reflected in the Information Statement filed on July 23, 2020. All of these changes are marked as revisions in PEA No. 495 for ease of reference.

If you have any questions or would like further information, please contact me at (513) 346-3324.

Sincerely,

/s/ Elisabeth A. Dahl

Elisabeth A. Dahl
Secretary